EARNINGS (LOSS) PER SHARE - Schedule of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Nov. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Earnings per share [abstract]
Income (Loss) attributable to owners of the parent (ThUS$)			$ 581,831	$ 1,339,210	$ (4,647,491)
Weighted average number of shares, basic (in shares)			604,437,869,545	96,614,464,231	606,407,693
Basic earnings (loss) per share (US$) (in dollars per share)			$ 0.000963	$ 0.013861	$ (7.663971)
Weighted average number of shares, diluted (in shares)			604,441,789,335	98,530,451,071	606,407,693
Diluted earnings (loss) per share (US$) (in Dollars per share)			$ 0.000963	$ 0.013592	$ (7.663971)
Basic shares outstanding (in shares)			604,437,584,048
Increase in basic shares (in shares)		606,407,693
Fully diluted shares considers outstanding (in shares)	605,801,285,307	604,437,584,048				3,911,748
Increase in diluted shares (in shares)		606,407,693